DEFERRED TAX ASSETS AND DEFERRED TAX LIABILITIES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets-current
Allowance for uncollectible other receivables	$ 770	$ 747
Accrued water resource fee	316	332
Accrued expenses	985	706
Other payable	762	622
Deferred tax assets-current	2,833	2,407
Valuation allowance	(839)	(748)
Net deferred tax assets-current	1,994	1,659
Deferred tax assets-non-current
Net operating loss carryforwards	2,822	1,746
Depreciation of property, plant and equipment	948	812
Provision for impairment allowance	3,599	3,481
Others	10	10
Deferred tax assets-non-current	7,379	6,049
Valuation allowance	(5,853)	(4,720)
Net deferred tax asset-non-current	1,526	1,329
Deferred tax liabilities-current
Undistributed earnings of a foreign subsidiary	(300)
Deferred tax liabilities-non-current
Fair value step-up of property, plant and equipment	(23,647)	(23,279)
Fair value step-up of intangible assets	(1,073)	(1,066)
Deferred tax liabilities-non-current	(24,720)	(24,345)
Change in valuation allowance	1,041	575	3,818
Foreign currency translation adjustment on valuation allowance recognized in accumulated other comprehensive income	183	12	69
Undistributed earnings of foreign subsidiaries	39,541	29,260
PRC withholding tax rate (as a percent)	10.00%	10.00%
Unrecognized deferred tax liabilities for foreign subsidiaries undistributed earnings	$ 3,954	$ 2,926